Capital Stock and Changes in Capital Accounts (Narrative warrants) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 14, 2023	Aug. 11, 2022
Share-based Arrangements with Employees and Nonemployees
Number of warrants			18,487,393
Number of shares permitted to purchase from warrants		1	9
Price per share			$ 0.01
Number of warrants outstanding	1	22,613,070
Proceeds from warrant exercises	$ 0